Total
PFG American Funds Conservative Income Strategy Fund
FUND SUMMARY – PFG American Funds® Conservative Income Strategy
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG American Funds Conservative Income Strategy Fund PFG American Funds Conservative Income Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG American Funds Conservative Income Strategy Fund PFG American Funds Conservative Income Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.26%	[1]
Total Annual Fund Operating Expenses	2.31%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.25%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may only be terminated by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG American Funds Conservative Income Strategy Fund | PFG American Funds Conservative Income Strategy Fund Class R Shares | USD ($)	228	703	1,205	2,585

PFG American Funds Growth Strategy Fund
FUND SUMMARY – PFG American Funds® Growth Strategy
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG American Funds Growth Strategy Fund PFG American Funds Growth Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG American Funds Growth Strategy Fund PFG American Funds Growth Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.38%	[1]
Total Annual Fund Operating Expenses	2.43%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.37%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG American Funds Growth Strategy Fund | PFG American Funds Growth Strategy Fund Class R Shares | USD ($)	240	739	1,265	2,706

PFG Fidelity Institutional AM® Equity Index Strategy Fund
FUND SUMMARY – PFG Fidelity Institutional AM® Equity Index Strategy
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Fidelity Institutional AM® Equity Index Strategy Fund PFG Fidelity Institutional AM® Equity Index Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Fidelity Institutional AM® Equity Index Strategy Fund PFG Fidelity Institutional AM® Equity Index Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	2.08%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.02%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Fidelity Institutional AM® Equity Index Strategy Fund | PFG Fidelity Institutional AM® Equity Index Strategy Fund Class R Shares | USD ($)	205	634	1,088	2,348

PFG Fidelity Institutional AM® Equity Sector Strategy Fund
FUND SUMMARY – PFG Fidelity Institutional AM® Equity Sector Strategy
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Fidelity Institutional AM® Equity Sector Strategy Fund PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Fidelity Institutional AM® Equity Sector Strategy Fund PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	2.48%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.42%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class R Shares | USD ($)	245	755	1,291	2,756

PFG Fidelity Institutional AM(R) Bond ESG Strategy
FUND SUMMARY – PFG Fidelity Institutional AM® Bond ESG Strategy
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Fidelity Institutional AM(R) Bond ESG Strategy PFG Fidelity Institutional AM(R) Bond ESG Strategy Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Fidelity Institutional AM(R) Bond ESG Strategy PFG Fidelity Institutional AM(R) Bond ESG Strategy Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.19%	[1]
Total Annual Fund Operating Expenses	2.24%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.18%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Fidelity Institutional AM(R) Bond ESG Strategy | PFG Fidelity Institutional AM(R) Bond ESG Strategy Class R Shares | USD ($)	221	682	1,169	2,513

PFG JPMorgan® Tactical Aggressive Strategy Fund
FUND SUMMARY – PFG JP Morgan® Tactical Aggressive Strategy
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG JPMorgan® Tactical Aggressive Strategy Fund PFG JPMorgan® Tactical Aggressive Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG JPMorgan® Tactical Aggressive Strategy Fund PFG JPMorgan® Tactical Aggressive Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.35%	[1]
Total Annual Fund Operating Expenses	2.40%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[2]	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG JPMorgan® Tactical Aggressive Strategy Fund | PFG JPMorgan® Tactical Aggressive Strategy Fund Class R | USD ($)	237	730	1,250	2,676

PFG JPMorgan® Tactical Moderate Strategy Fund
FUND SUMMARY – PFG JP Morgan® Tactical Moderate Strategy
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG JPMorgan® Tactical Moderate Strategy Fund PFG JPMorgan® Tactical Moderate Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG JPMorgan® Tactical Moderate Strategy Fund PFG JPMorgan® Tactical Moderate Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.38%	[1]
Total Annual Fund Operating Expenses	2.43%	[2]
Fee Waiver and/or Expense Reimbursement	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.37%
[1]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	The Fund’s Total Annual Operating Expenses have been restated to reflect current expenses.
[3]	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG JPMorgan® Tactical Moderate Strategy Fund | PFG JPMorgan® Tactical Moderate Strategy Fund Class R | USD ($)	240	739	1,265	2,706

PFG BNY Mellon® Diversifier Strategy Fund
FUND SUMMARY – PFG BNY Mellon® Diversifier Strategy Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shareholder Fees	PFG BNY Mellon® Diversifier Strategy Fund PFG BNY Mellon® Diversifier Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

(fees paid directly from your investment)
Annual Fund Operating Expenses	PFG BNY Mellon® Diversifier Strategy Fund PFG BNY Mellon® Diversifier Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.74%	[1]
Total Annual Fund Operating Expenses	2.79%	[2]
Fee Waiver and/or Expense Reimbursement	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.73%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[2]	The Fund’s Total Annual Operating Expenses have been restated to reflect current expenses.
[3]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG BNY Mellon® Diversifier Strategy Fund | PFG BNY Mellon® Diversifier Strategy Fund Class R | USD ($)	276	847	1,445	3,061

PFG MFS® Aggressive Growth Strategy Fund
FUND SUMMARY – PFG MFS® Aggressive Growth Strategy
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG MFS® Aggressive Growth Strategy Fund PFG MFS® Aggressive Growth Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG MFS® Aggressive Growth Strategy Fund PFG MFS® Aggressive Growth Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.58%	[1]
Total Annual Fund Operating Expenses	2.63%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.57%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG MFS® Aggressive Growth Strategy Fund | PFG MFS® Aggressive Growth Strategy Fund Class R | USD ($)	260	799	1,365	2,905

PFG BR Equity ESG Strategy Fund
FUND SUMMARY – PFG BR Equity ESG Strategy
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG BR Equity ESG Strategy Fund PFG BR Equity ESG Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG BR Equity ESG Strategy Fund PFG BR Equity ESG Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.17%	[1]
Total Annual Fund Operating Expenses	2.22%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.16%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG BR Equity ESG Strategy Fund | PFG BR Equity ESG Strategy Fund Class R Shares | USD ($)	219	676	1,159	2,493

PFG Janus Henderson(R) Balanced Strategy
FUND SUMMARY – PFG Janus Henderson® Balanced Strategy
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Janus Henderson(R) Balanced Strategy PFG Janus Henderson(R) Balanced Strategy Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Janus Henderson(R) Balanced Strategy PFG Janus Henderson(R) Balanced Strategy Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.55%	[1]
Total Annual Fund Operating Expenses	2.60%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.54%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Janus Henderson(R) Balanced Strategy | PFG Janus Henderson(R) Balanced Strategy Class R Shares | USD ($)	257	8,791	1,350	2,875

PFG Invesco(R) Thematic ESG Strategy
FUND SUMMARY – PFG Invesco® Thematic ESG Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Invesco(R) Thematic ESG Strategy PFG Invesco(R) Thematic ESG Strategy Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Invesco(R) Thematic ESG Strategy PFG Invesco(R) Thematic ESG Strategy Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.64%	[1]
Total Annual Fund Operating Expenses	2.69%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.63%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Invesco(R) Thematic ESG Strategy | PFG Invesco(R) Thematic ESG Strategy Class R Shares | USD ($)	266	817	1,395	2,964

PFG Meeder Tactical Strategy Fund
FUND SUMMARY – PFG Meeder Tactical Strategy
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Meeder Tactical Strategy Fund PFG Meeder Tactical Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Meeder Tactical Strategy Fund PFG Meeder Tactical Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.98%	[1]
Total Annual Fund Operating Expenses	3.03%	[2]
Fee Waiver and/or Expense Reimbursement	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.97%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
[2]	The Fund’s Total Annual Operating Expenses have been restated to reflect current expenses.
[3]	Pacific Financial Group, LLC , the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Meeder Tactical Strategy Fund | PFG Meeder Tactical Strategy Fund Class R | USD ($)	300	918	1,562	3,290

PFG Tactical Income Strategy Fund
FUND SUMMARY – PFG Tactical Income Strategy
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Tactical Income Strategy Fund PFG Tactical Income Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Tactical Income Strategy Fund PFG Tactical Income Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.81%	[1]
Total Annual Fund Operating Expenses	2.86%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.80%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Tactical Income Strategy Fund | PFG Tactical Income Strategy Fund Class R Shares | USD ($)	283	868	1,479	3,128

PFG Active Core Bond Strategy Fund
FUND SUMMARY – PFG Active Core Bond Strategy
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Active Core Bond Strategy Fund PFG Active Core Bond Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Active Core Bond Strategy Fund PFG Active Core Bond Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.56%	[1]
Total Annual Fund Operating Expenses	2.61%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.55%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense limitation agreement is in place for all periods shown. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Active Core Bond Strategy Fund | PFG Active Core Bond Strategy Fund Class R | USD ($)	258	793	1,355	2,885